Expense Example, No Redemption - Capital Group Core Bond Completion Fund - Share Class	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 0
Expense Example, No Redemption, 3 Years	$ 0